DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Loss from Discontinued Operations
	Years Ended December 31,
	2015	2014
Revenues	$—	$20,684

Operating expenses:
Selling, general and administrative	—	63,872
Depreciation	—	—
Loss on disposal of assets	—	15,704
Total operating expenses	—	79,576

Loss from discontinued operations, before income taxes	—	(58,892
Provision for income taxes	—	—

Loss from discontinued operations, net of income taxes	$—	$(58,892)